NOTES RECEIVABLE (Details) (USD $)				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Bank Acceptance Note Receivable One [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable One [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Two [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Two [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Three [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Three [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Four [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Four [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Five [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Five [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Six [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Six [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Seven [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Seven [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Eight [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Eight [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Nine [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 394,079	$ 10,851,616	$ 10,851,616	$ 1,572,698		$ 1,572,698		$ 2,359,047		$ 786,349		$ 1,572,698		$ 786,239		$ 1,258,158		$ 943,619		$ 394,079
Repayment date				Jun. 05, 2012		Jun. 05, 2012		Jun. 05, 2012		Jun. 05, 2012		May 23, 2012		May 20, 2012		Feb. 20, 2012		Feb. 20, 2012		Jan. 07, 2013